SHARE-BASED PAYMENTS - ESOP Summarized (Details) - Employee Stock Option Plan	12 Months Ended
	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 CAD ($) shares	Mar. 31, 2016 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding | shares	6,155,525	5,541,625	4,834,725
Weighted average remaining contractual life	4 years 9 months 22 days
Weighted average exercise price	$ 17.31	$ 14.51	$ 13.30
Exercisable (in shares) | shares	1,744,125	1,483,450
Exercisable	$ 14.12	$ 12.57
$9.60 to $11.02
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding | shares	415,900
Weighted average remaining contractual life	1 year 10 months 14 days
Weighted average exercise price	$ 10.76
Exercisable (in shares) | shares	415,900
Exercisable	$ 10.76
$12.65 to $14.66
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding | shares	813,625
Weighted average remaining contractual life	3 years 22 days
Weighted average exercise price	$ 14.60
Exercisable (in shares) | shares	529,525
Exercisable	$ 14.58
$15.00 to $16.15
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding | shares	2,947,000
Weighted average remaining contractual life	4 years 9 months 11 days
Weighted average exercise price	$ 15.74
Exercisable (in shares) | shares	798,700
Exercisable	$ 15.58
$20.86 to $22.26
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding | shares	1,979,000
Weighted average remaining contractual life	6 years 2 months 12 days
Weighted average exercise price	$ 22.15
Exercisable (in shares) | shares	0
Exercisable	$ 0.00
Bottom of range | $9.60 to $11.02
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	9.60
Bottom of range | $12.65 to $14.66
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	12.65
Bottom of range | $15.00 to $16.15
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	15.00
Bottom of range | $20.86 to $22.26
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	20.86
Top of range | $9.60 to $11.02
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	11.02
Top of range | $12.65 to $14.66
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	14.66
Top of range | $15.00 to $16.15
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	16.15
Top of range | $20.86 to $22.26
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 22.26